Related party transactions	6 Months Ended
Jun. 30, 2021
Cik 0001821171_qell Acquisition Corp Member
Related party transactions

Note 4 — Related party transactions

Founder Shares

On August 7, 2020, the Sponsor paid $25,000 to cover certain offering costs in consideration for 25,000 ordinary shares, par value $1.00 per share, of which 3,261 ordinary shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters. On September 29, 2020, the Company amended its Memorandum and Articles of Association to designate the 25,000 ordinary shares into 9,487,500 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). All shares and the associated amounts have been retroactively restated to reflect the aforementioned share capitalization. Up to 1,237,500 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters fully exercised the over-allotment option on October 2, 2020; thus, these Founder Shares were no longer subject to forfeiture.

The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 7,060,000 Private Placement Warrants, at a price of $1.50 per Private Placement Warrant with the Sponsor, generating gross proceeds of approximately $10.6 million. On September 30, 2020, the Company received an advance from the Sponsor for Private Placement Warrants of approximately $9.9 million. Subsequent to September 30, 2020, the Company received the remaining proceeds for the Private Placement Warrants for the total purchase price of $10.6 million.

Each warrant is exercisable to purchase one Class A ordinary share at $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Sponsor loan

On August 7, 2020, the Sponsor agreed to loan the Company up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan is non-interest bearing and payable upon the completion of the Initial Public Offering. As of September 30, 2020, the Company borrowed approximately $195,000 under the Note. The Company fully repaid the Note on November 2, 2020. As of June 30, 2021, the Note was no longer available.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into private placement warrants at a price of $1.50 per warrant. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of June 30, 2021 and December 31, 2020, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

Commencing on the date the Company’s securities were first listed on Nasdaq, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.

On January 28, 2021, the Company entered into an administrative services agreement (the “Administrative Services Agreement”) with Qell Operational Holdings LLC (“Holdings”), an affiliate of Qell Partners LLC, pursuant to which Holdings will provide certain administrative services to the Company and the Company will reimburse Holdings up to $50,000 a month, subject to adjustment in accordance with the terms of the agreement. In connection therewith, the Company terminated the Administrative Services Agreement between the Company and the Sponsor dated October 1, 2020. The Company incurred approximately $85,000 and $163,000 in administrative expenses under the agreement, which is recognized in the accompanying unaudited condensed statements of operations for the three and six months ended June 30, 2021, respectively, within general and administrative expenses — related party. As of June 30, 2021 and December 31, 2020, there was no outstanding balance in accounts payable — related party, as reflected in the accompanying unaudited condensed balance sheets.